Acquisitions (Tables)	12 Months Ended
Nov. 03, 2019
CA Technologies, Inc.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(In millions)
Cash paid for outstanding CA common stock	$18,402
Cash paid by Broadcom to retire CA’s term loan	274
Cash paid for vested CA equity awards	101
Fair value of partially vested assumed equity awards	67
Total purchase consideration	18,844
Less: cash acquired	2,750
Total purchase consideration, net of cash acquired	$16,094

Schedule of Assets Acquired and Liabilities Assumed	The following table presents our allocation of the total purchase price, net of cash acquired:

Fair Value
(In millions)
Current assets	$1,665
Goodwill	9,796
Intangible assets	12,045
Other long-term assets	240
Total assets acquired	23,746
Current liabilities	(1,966)
Long-term debt	(2,255)
Other long-term liabilities	(3,431)
Total liabilities assumed	(7,652)
Fair value of net assets acquired	$16,094

Schedule of Intangible Assets by Major Class

	Fair Value	Weighted-Average Amortization Periods
	(In millions)	(In years)
Developed technology	$4,957	6
Customer contracts and related relationships	4,190	6
Order backlog	2,569	3
Trade name and other	137	5
Total identified finite-lived intangible assets	11,853
IPR&D	192	N/A
Total identified intangible assets	$12,045

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the details of IPR&D by category as of the CA Acquisition Date:

Description	IPR&D	Percentage of Completion	Estimated Cost to Complete	Expected Completion Date (By Fiscal Year)

	(Dollars in millions)
Mainframe	$178	67%	$138	2019
Enterprise Solutions	$14	63%	$12	2019

Schedule of Unaudited Pro Forma Information

	Fiscal Year
	2019	2018

	(In millions)
Pro forma net revenue*	$21,697	$24,451
Pro forma net income attributable to common stock	$2,535	$9,783
________________________________
* Pro forma net revenue was presented under Topic 606 for fiscal year 2019 and under Topic 605 for fiscal year 2018.

Brocade Communications Systems, Inc.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition

(In millions)
Cash paid for outstanding Brocade common stock	$5,298
Cash paid by Broadcom to retire Brocade’s term loan	701
Cash paid for Brocade equity awards	31
Fair value of partially vested assumed equity awards	8
Total purchase consideration	6,038
Less: cash acquired	1,250
Total purchase consideration, net of cash acquired	$4,788

Schedule of Assets Acquired and Liabilities Assumed
The following table presents our allocation of the total purchase price, net of cash acquired:

Fair Value
(In millions)
Current assets	$1,297
Goodwill	2,187
Intangible assets	3,396
Other long-term assets	82
Total assets acquired	6,962
Current portion of long-term debt	(856)
Other current liabilities	(374)
Long-term debt	(38)
Other long-term liabilities	(906)
Total liabilities assumed	(2,174)
Fair value of net assets acquired	$4,788

Schedule of Intangible Assets by Major Class

	Fair Value	Weighted-Average Amortization Periods
	(In millions)	(In years)
Developed technology	$2,925	10
Customer contracts and related relationships	255	11
Trade name and other	61	6
Total identified finite-lived intangible assets	3,241
IPR&D	155	N/A
Total identified intangible assets	$3,396

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the details of IPR&D by category at the Brocade Acquisition Date:

Description	IPR&D	Percentage of Completion	Estimated Cost to Complete	Expected Completion Date (By Fiscal Year)

	(Dollars in millions)
Directors	$64	72%	$45	2019
Switches	$50	81%	$21	2018
Embedded	$31	74%	$22	2019
Networking software	$10	73%	$27	2018

Schedule of Unaudited Pro Forma Information

	Fiscal Year
	2018	2017

	(In millions)
Pro forma net revenue*	$20,978	$19,441
Pro forma net income attributable to common stock	$12,408	$986
________________________________
* Pro forma net revenue was presented under Topic 605 for fiscal years 2018 and 2017.